Debt (Tables)	3 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long Term Debt Obligations

The Company’s long-term debt obligations consist of the following (in thousands):

	March 31, 2020	December 31, 2019

Secured Term Loan	$300,000	$300,000
Secured Revolving Credit Facility	50,000	50,000
Less: unamortized debt issuance costs	(4,256)	(4,436)
Total loans and borrowings	345,744	345,564
Less: current portion of long-term debt	(22,500)	(15,000)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$323,244	$330,564

Schedule of Short Term Debt Obligations

The Company’s short-term debt obligations consist of the following (in thousands):

	March 31, 2020	December 31, 2019

Other short-term borrowings	$39,569	$37,963
Short-term debt, excluding current installments of long-term debt	$39,569	$37,963

Scheduled Principal Payments of Long Term Debt

Scheduled principal payments of long-term debt for periods subsequent to March 31, 2020 are as follows (in thousands):

2020	$15,000
2021	37,500
2022	45,000
2023	95,000
2024	45,000
2025	112,500
Thereafter	-
Total	$350,000